Equity Investments in OCHL (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Equity Investments in OCHL [Abstract]
Initial Investment at beggining	$ 4,889,515	$ 4,478,962	$ 4,200,000
50% share of net income	132,832	410,553	278,962
Initial Investment at ending	$ 5,022,347	$ 4,889,515	$ 4,478,962